UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23724

Total Fund Solution

(Exact name of registrant as specified in charter)

810 Gleneagles Court #106, Baltimore, MD 21286

(Address of principal executive offices)(Zip Code)

Stephen E. Baird

Cromwell Funds

810 Gleneagles Court #106

Baltimore, MD 21286

(Name and address of agent for service)

Registrant’s telephone number, including area code: (443) 652-4201

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 through June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Cromwell CenterSquare Real Estate Fund

Institutional Class | MRASX

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period from January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS (as of June 30, 2025)

  Net Assets$91,468,039
  Number of Holdings56
  Portfolio Turnover15%

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)Footnote Reference*

Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.
Sector Breakdown	(%)
Diversified	28.8
Health Care	18.1
Apartments	11.9
Warehouse/Industrial	9.6
Storage	9.0
Shopping Centers	7.7
Single Tenant	4.4
Office Property	4.4
Regional Malls	2.9
Other	3.2
Top 10 Issuers	(%)
American Tower Corp.	9.4
Equinix, Inc.	7.0
Welltower, Inc.	6.7
Prologis, Inc.	6.0
Digital Realty Trust, Inc.	4.6
Ventas, Inc.	4.2
Extra Space Storage, Inc.	4.0
UDR, Inc.	3.3
SBA Communications Corp.	3.1
Camden Property Trust	2.6

Cromwell CenterSquare Real Estate Fund

TSR_SAR_89156Y506

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell CenterSquare Real Estate Fund

TSR_SAR_89156Y506

Cromwell CenterSquare Real Estate Fund

Investor Class | MRESX

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period from January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS (as of June 30, 2025)

  Net Assets$91,468,039
  Number of Holdings56
  Portfolio Turnover15%

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)Footnote Reference*

Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.
Sector Breakdown	(%)
Diversified	28.8
Health Care	18.1
Apartments	11.9
Warehouse/Industrial	9.6
Storage	9.0
Shopping Centers	7.7
Single Tenant	4.4
Office Property	4.4
Regional Malls	2.9
Other	3.2
Top 10 Issuers	(%)
American Tower Corp.	9.4
Equinix, Inc.	7.0
Welltower, Inc.	6.7
Prologis, Inc.	6.0
Digital Realty Trust, Inc.	4.6
Ventas, Inc.	4.2
Extra Space Storage, Inc.	4.0
UDR, Inc.	3.3
SBA Communications Corp.	3.1
Camden Property Trust	2.6

Cromwell CenterSquare Real Estate Fund

TSR_SAR_89156Y407

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell CenterSquare Real Estate Fund

TSR_SAR_89156Y407

Cromwell Long Short Fund

Institutional Class | MFLDX

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about the Cromwell Long Short Fund for the period from January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS (as of June 30, 2025)

  Net Assets$88,725,815
  Number of Holdings139
  Portfolio Turnover11%

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)Footnote Reference*Footnote Reference†

Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.
Footnote†	Net exposure, includes securities sold short.
Sector Breakdown	(%)
Information Technology	29.6
Financials	13.7
Consumer Discretionary	9.0
Communication Services	8.2
Health Care	8.2
Industrials	6.3
Energy	4.0
Consumer Staples	2.9
Utilities	2.2
Other	15.9
Top 10 Issuers	(%)
NVIDIA Corp.	7.5
Microsoft Corp.	7.2
Amazon.com, Inc.	4.1
Alphabet, Inc.	3.7
Apple, Inc.	3.6
JPMorgan Chase & Co.	3.1
Visa, Inc.	3.0
Meta Platforms, Inc.	2.6
Mastercard, Inc.	2.1
Lam Research Corp.	1.9

Cromwell Long Short Fund

TSR_SAR_89156Y308

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell Long Short Fund

TSR_SAR_89156Y308

Cromwell Long Short Fund

Investor Class | MFADX

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about the Cromwell Long Short Fund for the period from January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$106	2.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS (as of June 30, 2025)

  Net Assets$88,725,815
  Number of Holdings139
  Portfolio Turnover11%

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)Footnote Reference*Footnote Reference†

Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.
Footnote†	Net exposure, includes securities sold short.
Sector Breakdown	(%)
Information Technology	29.6
Financials	13.7
Consumer Discretionary	9.0
Communication Services	8.2
Health Care	8.2
Industrials	6.3
Energy	4.0
Consumer Staples	2.9
Utilities	2.2
Other	15.9
Top 10 Issuers	(%)
NVIDIA Corp.	7.5
Microsoft Corp.	7.2
Amazon.com, Inc.	4.1
Alphabet, Inc.	3.7
Apple, Inc.	3.6
JPMorgan Chase & Co.	3.1
Visa, Inc.	3.0
Meta Platforms, Inc.	2.6
Mastercard, Inc.	2.1
Lam Research Corp.	1.9

Cromwell Long Short Fund

TSR_SAR_89156Y100

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell Long Short Fund

TSR_SAR_89156Y100

Cromwell Foresight Global Infrastructure Fund

Institutional Class | CFGIX

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about the Cromwell Foresight Global Infrastructure Fund for the period from January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS (as of June 30, 2025)

  Net Assets$50,303,809
  Number of Holdings30
  Portfolio Turnover17%

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)Footnote Reference*

Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.
Top 10 Issuers	(%)
Cellnex Telecom SA	5.4
Equinix, Inc.	5.1
3i Infrastructure PLC	5.0
National Grid PLC	4.9
American Tower Corp.	4.8
Boralex, Inc.	4.8
Infratil Ltd.	4.5
Northland Power, Inc.	4.2
Renewables Infrastructure Group Ltd.	3.8
Digital Realty Trust, Inc.	3.8
Top 10 Countries	(%)
United States	27.7
Canada	16.5
Guernsey	12.5
United Kingdom	10.7
Spain	7.0
New Zealand	6.5
Jersey	5.0
Australia	3.3
Italy	3.3
Belgium	2.8
Sector Breakdown	(%)
Digital Infrastructure	29.7
Renewable Energy	29.7
Diversified Infrastructure	22.8
Electrical Utilities	7.6
Health Care	7.6
Other	2.6

Cromwell Foresight Global Infrastructure Fund

TSR_SAR_89156Y878

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell Foresight Global Infrastructure Fund

TSR_SAR_89156Y878

Cromwell Tran Focus Fund

Institutional Class | LIMIX

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about the Cromwell Tran Focus Fund for the period from January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS (as of June 30, 2025)

  Net Assets$28,355,228
  Number of Holdings29
  Portfolio Turnover30%

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)Footnote Reference*

Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.
Sector Breakdown	(%)
Information Technology	31.9
Health Care	12.3
Materials	9.9
Industrials	9.4
Consumer Discretionary	9.3
Communication Services	7.7
Utilities	6.8
Financials	5.0
Real Estate	2.9
Other	4.8
Top 10 Issuers	(%)
Talen Energy Corp.	6.8
NVIDIA Corp.	6.4
Amazon.com, Inc.	5.8
Microsoft Corp.	5.3
Palo Alto Networks, Inc.	5.2
Danaher Corp.	4.9
GE Vernova, Inc.	4.9
Ferguson Enterprises, Inc.	4.7
Intuit, Inc.	4.5
Meta Platforms, Inc.	4.4

Cromwell Tran Focus Fund

TSR_SAR_89156Y704

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell Tran Focus Fund

TSR_SAR_89156Y704

Cromwell Tran Focus Fund

Investor Class | LIMAX

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about the Cromwell Tran Focus Fund for the period from January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS (as of June 30, 2025)

  Net Assets$28,355,228
  Number of Holdings29
  Portfolio Turnover30%

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)Footnote Reference*

Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.
Sector Breakdown	(%)
Information Technology	31.9
Health Care	12.3
Materials	9.9
Industrials	9.4
Consumer Discretionary	9.3
Communication Services	7.7
Utilities	6.8
Financials	5.0
Real Estate	2.9
Other	4.8
Top 10 Issuers	(%)
Talen Energy Corp.	6.8
NVIDIA Corp.	6.4
Amazon.com, Inc.	5.8
Microsoft Corp.	5.3
Palo Alto Networks, Inc.	5.2
Danaher Corp.	4.9
GE Vernova, Inc.	4.9
Ferguson Enterprises, Inc.	4.7
Intuit, Inc.	4.5
Meta Platforms, Inc.	4.4

Cromwell Tran Focus Fund

TSR_SAR_89156Y803

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell Tran Focus Fund

TSR_SAR_89156Y803

Cromwell Greenspring Mid Cap Fund

Institutional Class | GRSPX

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about the Cromwell Greenspring Mid Cap Fund for the period from January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS (as of June 30, 2025)

  Net Assets$122,374,889
  Number of Holdings52
  Portfolio Turnover2%

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)Footnote Reference*

Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.
Sector Breakdown	(%)
Industrials	48.1
Financials	11.8
Consumer Staples	8.6
Information Technology	7.1
Communication Services	4.9
Materials	4.5
Health Care	4.4
Consumer Discretionary	2.9
Energy	2.7
Other	5.0
Top 10 Issuers	(%)
EMCOR Group, Inc.	9.9
Republic Services, Inc.	9.0
KBR, Inc.	6.6
MYR Group, Inc.	6.3
Johnson Controls International PLC	5.2
Primo Brands Corp.	4.6
W.R. Berkley Corp.	4.3
DuPont de Nemours, Inc.	2.6
Flex Ltd.	2.5
EOG Resources, Inc.	2.5

Cromwell Greenspring Mid Cap Fund

TSR_SAR_89156Y852

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell Greenspring Mid Cap Fund

TSR_SAR_89156Y852

Cromwell Balanced Fund

Institutional Class | CSBIX

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about the Cromwell Balanced Fund for the period from January 1, 2025 to June 30, 2025.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

KEY FUND STATISTICS (as of June 30, 2025)

  Net Assets$12,939,725
  Number of Holdings73
  Portfolio Turnover28%

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)Footnote Reference*

Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.
Security Type	(%)
Common Stocks	59.9
U.S. Treasury Obligations	20.7
Corporate Bonds	13.1
Other	6.3
Top 10 Issuers	(%)
United States Treasury Notes	20.7
Amazon.com, Inc.	4.7
Microsoft Corp.	4.5
Talen Energy Corp.	4.3
Meta Platforms, Inc.	3.7
NVIDIA Corp.	3.4
GE Vernova, Inc.	3.1
Ferguson Enterprises, Inc.	2.9
Danaher Corp.	2.6
Palo Alto Networks, Inc.	2.5

Cromwell Balanced Fund

TSR_SAR_89156Y837

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell Balanced Fund

TSR_SAR_89156Y837

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

CROMWELL FUNDS

Core Financial Statements

June 30, 2025 (Unaudited)

Cromwell CenterSquare Real Estate Fund

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 100.1%
Apartments - 11.9%
American Homes 4 Rent - Class A	33,660	$1,214,116
Camden Property Trust	21,350	2,405,932
Elme Communities	11,670	185,553
Equity Residential	30,500	2,058,445
Independence Realty Trust, Inc.	23,410	414,123
Invitation Homes, Inc.	48,440	1,588,832
UDR, Inc.	74,480	3,041,018
		10,908,019
Diversified - 28.8%(a)
American Tower Corp.	38,960	8,610,939
Broadstone Net Lease, Inc.	43,848	703,760
Crown Castle, Inc.	5,460	560,906
Digital Realty Trust, Inc.	23,900	4,166,487
Equinix, Inc.	8,090	6,435,352
FrontView REIT, Inc.	18,790	225,480
Lamar Advertising Co. - Class A	3,200	388,352
SBA Communications Corp.	12,120	2,846,261
VICI Properties, Inc.	38,780	1,264,228
Weyerhaeuser Co.	44,689	1,148,061
		26,349,826
Health Care - 18.1%
Alexandria Real Estate Equities, Inc.	4,510	327,561
American Healthcare REIT, Inc.	37,490	1,377,383
Healthcare Realty Trust, Inc.	43,570	691,020
Healthpeak Properties, Inc.	127,724	2,236,447
National Health Investors, Inc.	10,720	751,686
Omega Healthcare Investors, Inc.	34,350	1,258,928
Ventas, Inc.	60,690	3,832,574
Welltower, Inc.	39,550	6,080,021
		16,555,620
Hotels - 2.6%
Apple Hospitality REIT, Inc.	16,660	194,422
DiamondRock Hospitality Co.	69,210	530,149
Host Hotels & Resorts, Inc.	87,500	1,344,000
Sunstone Hotel Investors, Inc.	34,150	296,422
		2,364,993
Manufactured Homes - 0.7%
Sun Communities, Inc.	4,800	607,152
Office Property - 4.4%
BXP, Inc.	13,820	932,435
Cousins Properties, Inc.	45,950	1,379,878
Douglas Emmett, Inc.	15,350	230,864

The accompanying notes are an integral part of these financial statements.

1

Cromwell CenterSquare Real Estate Fund

Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Office Property - (Continued)
Empire State Realty Trust, Inc. - Class A	37,839	$306,118
Hudson Pacific Properties, Inc.	39,070	107,052
Vornado Realty Trust	27,850	1,064,984
		4,021,331
Regional Malls - 2.9%
Simon Property Group, Inc.	13,540	2,176,690
The Macerich Co.	29,433	476,226
		2,652,916
Shopping Centers - 7.7%
Brixmor Property Group, Inc.	77,080	2,007,163
Federal Realty Investment Trust	11,350	1,078,137
Kimco Realty Corp.	96,650	2,031,583
Kite Realty Group Trust	62,570	1,417,210
NETSTREIT Corp.	32,162	544,503
		7,078,596
Single Tenant - 4.4%
Agree Realty Corp.	28,860	2,108,512
NNN REIT, Inc.	17,080	737,514
Realty Income Corp.	20,740	1,194,832
		4,040,858
Storage - 9.0%
CubeSmart	26,980	1,146,650
Extra Space Storage, Inc.	24,600	3,627,024
Iron Mountain, Inc.	18,768	1,925,034
Public Storage	5,220	1,531,652
		8,230,360
Warehouse/Industrial - 9.6%
Americold Realty Trust, Inc.	33,250	552,947
First Industrial Realty Trust, Inc.	18,080	870,190
Lineage, Inc.	11,730	510,490
LXP Industrial Trust	28,050	231,693
Prologis, Inc.	52,430	5,511,442
Rexford Industrial Realty, Inc.	30,150	1,072,436
		8,749,198
TOTAL INVESTMENTS - 100.1% (Cost $73,079,428)		$91,558,869
Other Liabilities in Excess of Assets - (0.1)%		(90,830)
TOTAL NET ASSETS - 100%		$91,468,039

Percentages are stated as a percent of net assets.

(a)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

2

Cromwell Long Short Fund

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Banks - 4.1%
East West Bancorp, Inc.	4,298	$434,012
JPMorgan Chase & Co.	9,564	2,772,699
M&T Bank Corp.	2,166	420,183
		3,626,894
Biotechnology - 3.5%
AbbVie, Inc.	5,361	995,109
Alnylam Pharmaceuticals, Inc.(a)	3,706	1,208,489
Gilead Sciences, Inc.	7,830	868,112
		3,071,710
Broadline Retail - 4.1%
Amazon.com, Inc.(a)(b)	16,526	3,625,639
Building Products - 1.8%
Builders FirstSource, Inc.(a)	5,085	593,369
Carlisle Cos., Inc.	1,224	457,041
Trane Technologies PLC	1,258	550,262
		1,600,672
Capital Markets - 3.5%
Ameriprise Financial, Inc.	2,323	1,239,855
LPL Financial Holdings, Inc.	2,571	964,048
Morgan Stanley	6,602	929,957
		3,133,860
Chemicals - 0.6%
Ecolab, Inc.	2,029	546,694
Construction & Engineering - 0.9%
EMCOR Group, Inc.	1,566	837,638
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp.	676	669,199
Containers & Packaging - 0.7%
Crown Holdings, Inc.	6,062	624,265
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	21,643	626,348
Verizon Communications, Inc.	18,226	788,639
		1,414,987
Electric Utilities - 2.5%
Entergy Corp.	7,944	660,305
NRG Energy, Inc.	9,637	1,547,510
		2,207,815

The accompanying notes are an integral part of these financial statements.

3

Cromwell Long Short Fund

Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Electrical Equipment - 1.2%
AMETEK, Inc.	5,929	$1,072,912
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A	7,220	712,975
Financial Services - 6.3%
Berkshire Hathaway, Inc. - Class B(a)	2,111	1,025,460
Mastercard, Inc. - Class A	3,369	1,893,176
Visa, Inc. - Class A	7,518	2,669,266
		5,587,902
Ground Transportation - 1.8%
Old Dominion Freight Line, Inc.	2,956	479,759
Union Pacific Corp.	4,839	1,113,357
		1,593,116
Health Care Equipment & Supplies - 1.7%
Becton Dickinson & Co.	2,453	422,529
IDEXX Laboratories, Inc.(a)	2,045	1,096,816
		1,519,345
Health Care Providers & Services - 1.7%
The Cigna Group	2,109	697,193
UnitedHealth Group, Inc.	2,724	849,806
		1,546,999
Hotels, Restaurants & Leisure - 2.5%
Booking Holdings, Inc.	220	1,273,633
Hilton Worldwide Holdings, Inc.	3,425	912,214
		2,185,847
Household Durables - 1.1%
DR Horton, Inc.	3,297	425,049
Toll Brothers, Inc.	4,470	510,161
		935,210
Household Products - 1.4%
Colgate-Palmolive Co.	13,145	1,194,881
Insurance - 1.0%
Arch Capital Group Ltd.	10,036	913,778
Interactive Media & Services - 6.3%
Alphabet, Inc. - Class A(b)	18,469	3,254,792
Meta Platforms, Inc. - Class A	3,105	2,291,769
		5,546,561

The accompanying notes are an integral part of these financial statements.

4

Cromwell Long Short Fund

Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Life Sciences Tools & Services - 1.2%
Danaher Corp.	2,276	$449,601
Thermo Fisher Scientific, Inc.	1,591	645,087
		1,094,688
Machinery - 3.0%
Caterpillar, Inc.	2,821	1,095,140
Deere & Co.	1,666	847,144
Parker-Hannifin Corp.	967	675,421
		2,617,705
Metals & Mining - 0.0%(c)
MMC Norilsk Nickel PJSC- ADR(a)(d)	105,916	0
Oil, Gas & Consumable Fuels - 4.2%
Chevron Corp.	6,270	897,801
ConocoPhillips	8,682	779,122
Devon Energy Corp.	20,942	666,165
EOG Resources, Inc.	5,788	692,303
Marathon Petroleum Corp.	4,389	729,057
		3,764,448
Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	10,728	496,599
Johnson & Johnson	8,540	1,304,485
		1,801,084
Real Estate Management & Development - 1.3%
CBRE Group, Inc. - Class A(a)	8,339	1,168,461
Semiconductors & Semiconductor Equipment - 11.6%
Broadcom, Inc.	4,954	1,365,570
Lam Research Corp.	17,720	1,724,865
NVIDIA Corp.(b)	41,877	6,616,147
NXP Semiconductors NV	2,765	604,125
		10,310,707
Software - 16.0%
Adobe, Inc.(a)	3,027	1,171,086
Check Point Software Technologies Ltd.(a)	6,298	1,393,432
Fortinet, Inc.(a)	12,313	1,301,730
Intuit, Inc.	2,000	1,575,260
Microsoft Corp.	12,849	6,391,221
Roper Technologies, Inc.	728	412,660
Salesforce, Inc.	3,589	978,684
ServiceNow, Inc.(a)	923	948,918
		14,172,991

The accompanying notes are an integral part of these financial statements.

5

Cromwell Long Short Fund

Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Specialty Retail - 2.3%
AutoZone, Inc.(a)	245	$909,496
The Home Depot, Inc.	3,096	1,135,118
		2,044,614
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	15,509	3,181,982
Textiles, Apparel & Luxury Goods - 0.9%
Ralph Lauren Corp.	2,964	812,966
Tobacco - 1.6%
Philip Morris International, Inc.	8,007	1,458,315
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	4,059	943,515
Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc.	3,802	905,865
TOTAL COMMON STOCKS (Cost $76,008,801)		88,446,240
EXCHANGE TRADED FUNDS - 0.0%(c)
VanEck Russia ETF(a)(d)	81,903	0
TOTAL EXCHANGE TRADED FUNDS (Cost $1,757,641)		0
TOTAL INVESTMENTS - 99.7% (Cost $77,766,442)		$88,446,240
Securities Sold Short - (14.9)%		(13,223,201)
Other Assets in Excess of Liabilities - 15.2%		13,502,776
TOTAL NET ASSETS - 100%		$88,725,815

Percentages are stated as a percent of net assets.

ADR	-	American Depositary Receipt
NV	-	Naamloze Vennootschap
PLC	-	Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2025 is $8,338,915.
(c)	Represents less than 0.05% of net assets.
(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

6

Cromwell Long Short Fund

Schedule of Securities Sold Short

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - (14.3)%
Aerospace & Defense - (0.3)%
Northrop Grumman Corp.	(447)	$(223,491)
Beverages - (0.4)%
Constellation Brands, Inc. - Class A	(1,123)	(182,690)
Diageo PLC - ADR	(1,800)	(181,512)
		(364,202)
Biotechnology - (1.2)%
Arcellx, Inc.(a)	(3,407)	(224,351)
Biohaven Ltd.(a)	(9,337)	(131,745)
Moderna, Inc.(a)	(7,771)	(214,402)
Sarepta Therapeutics, Inc.(a)	(6,069)	(103,780)
Twist Bioscience Corp.(a)	(6,204)	(228,245)
Vaxcyte, Inc.(a)	(5,879)	(191,126)
		(1,093,649)
Building Products - (0.5)%
Advanced Drainage Systems, Inc.	(1,966)	(225,815)
Trex Co., Inc.(a)	(3,533)	(192,124)
		(417,939)
Capital Markets - (0.8)%
Ares Management Corp. - Class A	(1,362)	(235,899)
Coinbase Global, Inc. - Class A(a)	(704)	(246,745)
Hamilton Lane, Inc. - Class A	(1,570)	(223,128)
		(705,772)
Chemicals - (0.4)%
Albemarle Corp.	(2,231)	(139,817)
Dow, Inc.	(7,560)	(200,189)
		(340,006)
Containers & Packaging - (0.5)%
Ball Corp.	(4,033)	(226,211)
Smurfit WestRock PLC	(4,877)	(210,443)
		(436,654)
Distributors - (0.2)%
Genuine Parts Co.	(1,729)	(209,745)
Electric Utilities - (0.3)%
Eversource Energy	(3,502)	(222,797)
Electrical Equipment - (0.5)%
Bloom Energy Corp. - Class A(a)	(9,846)	(235,516)
Hubbell, Inc.	(562)	(229,527)
		(465,043)

The accompanying notes are an integral part of these financial statements.

7

Cromwell Long Short Fund

Schedule of Securities Sold Short (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Electronic Equipment, Instruments & Components - (0.4)%
CDW Corp.	(1,115)	$(199,128)
Insight Enterprises, Inc.(a)	(1,361)	(187,934)
		(387,062)
Entertainment - (0.2)%
Warner Music Group Corp. - Class A	(6,549)	(178,395)
Food Products - (0.4)%
Flowers Foods, Inc.	(13,463)	(215,139)
The Campbell’s Company	(5,472)	(167,717)
		(382,856)
Ground Transportation - (0.3)%
Knight-Swift Transportation Holdings, Inc.	(4,953)	(219,071)
Health Care Equipment & Supplies - (0.4)%
Baxter International, Inc.	(5,961)	(180,499)
Zimmer Biomet Holdings, Inc.	(1,902)	(173,481)
		(353,980)
Hotels, Restaurants & Leisure - (1.2)%
Caesars Entertainment, Inc.(a)	(6,308)	(179,084)
Cava Group, Inc.(a)	(2,577)	(217,061)
Hilton Grand Vacations, Inc.(a)	(5,623)	(233,523)
Light & Wonder, Inc.(a)	(2,257)	(217,259)
Restaurant Brands International, Inc.	(3,283)	(217,630)
		(1,064,557)
Insurance - (0.5)%
Fidelity National Financial, Inc.	(4,009)	(224,745)
Oscar Health, Inc. - Class A(a)	(10,078)	(216,072)
		(440,817)
Interactive Media & Services - (0.2)%
Snap, Inc. - Class A(a)	(22,574)	(196,168)
Life Sciences Tools & Services - (0.2)%
Avantor, Inc.(a)	(11,226)	(151,102)
Machinery - (0.3)%
Ingersoll Rand, Inc.	(2,602)	(216,434)
Media - (0.3)%
Sirius XM Holdings, Inc.	(10,510)	(241,415)
Metals & Mining - (0.2)%
Alcoa Corp.	(5,496)	(162,187)

The accompanying notes are an integral part of these financial statements.

8

Cromwell Long Short Fund

Schedule of Securities Sold Short (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - (0.2)%
ONEOK, Inc.	(2,204)	$(179,912)
Passenger Airlines - (0.3)%
Joby Aviation, Inc.(a)	(24,215)	(255,468)
Personal Care Products - (0.2)%
BellRing Brands, Inc.(a)	(3,485)	(201,886)
Pharmaceuticals - (0.2)%
Teva Pharmaceutical Industries Ltd.- ADR(a)	(12,405)	(207,908)
Professional Services - (0.9)%
Amentum Holdings, Inc.(a)	(10,043)	(237,115)
Dayforce, Inc.(a)	(3,062)	(169,604)
Equifax, Inc.	(802)	(208,015)
FTI Consulting, Inc.(a)	(1,346)	(217,379)
		(832,113)
Real Estate Management & Development - (0.2)%
Zillow Group, Inc. - Class C(a)	(3,054)	(213,933)
Semiconductors & Semiconductor Equipment - (0.3)%
Advanced Micro Devices, Inc.(a)	(1,707)	(242,223)
Software - (0.9)%
C3.ai, Inc. - Class A(a)	(6,807)	(167,248)
Five9, Inc.(a)	(5,695)	(150,803)
Oracle Corp.	(1,101)	(240,712)
Procore Technologies, Inc.(a)	(3,243)	(221,886)
		(780,649)
Specialty Retail - (0.4)%
Dick's Sporting Goods, Inc.	(1,020)	(201,766)
Floor & Decor Holdings, Inc. - Class A(a)	(2,176)	(165,289)
		(367,055)
Technology Hardware, Storage & Peripherals - (0.5)%
Dell Technologies, Inc. - Class C	(2,091)	(256,356)
IonQ, Inc.(a)	(4,773)	(205,096)
		(461,452)
Trading Companies & Distributors - (0.5)%
FTAI Aviation Ltd.	(1,885)	(216,850)
Watsco, Inc.	(495)	(218,602)
		(435,452)
TOTAL COMMON STOCKS (Proceeds $13,595,187)		(12,651,393)

The accompanying notes are an integral part of these financial statements.

9

Cromwell Long Short Fund

Schedule of Securities Sold Short (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (0.6)%
Apartments - (0.2)%
Invitation Homes, Inc.	(6,191)	$(203,065)
Warehouse/Industrial - (0.4)%
Americold Realty Trust, Inc.	(9,646)	(160,413)
Lineage, Inc.	(4,787)	(208,330)
		(368,743)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $657,889)		(571,808)
TOTAL SECURITIES SOLD SHORT - (14.9)% (Proceeds $14,253,076)		$(13,223,201)

Percentages are stated as a percent of net assets

ADR	:	American Depositary Receipt
PLC	:	Public Limited Company

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

10

Cromwell Foresight Global Infrastructure Fund

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 71.4%
Digital Infrastructure - 13.8%
Cellnex Telecom SA(a)	70,523	$2,736,483
Chorus Ltd.	196,945	1,010,244
Cordiant Digital Infrastructure Ltd.	1,185,244	1,575,473
Infrastrutture Wireless Italiane SpA(a)	134,351	1,637,120
		6,959,320
Diversified Infrastructure - 20.3%
3i Infrastructure PLC	535,320	2,512,359
Canadian Pacific Kansas City Ltd.	12,356	979,606
Infratil Ltd.	352,119	2,262,810
International Public Partnerships Ltd.	911,809	1,485,589
Sequoia Economic Infrastructure Income Fund Ltd.	1,180,636	1,318,564
Transurban Group	182,636	1,673,278
		10,232,206
Electrical Utilities - 7.6%
Elia Group SA	12,098	1,392,387
National Grid PLC	166,733	2,443,317
		3,835,704
Renewable Energy - 29.7%(b)
Boralex, Inc. - Class A	104,371	2,420,153
Brookfield Renewable Partners LP	71,220	1,812,208
Clearway Energy, Inc. - Class C	53,689	1,718,048
Greencoat Renewables PLC	1,252,910	1,119,566
Greencoat UK Wind PLC	823,679	1,360,410
Grenergy Renovables SA(c)	10,551	763,296
Innergex Renewable Energy, Inc.	94,394	949,128
Northland Power, Inc.	135,880	2,128,073
Octopus Renewables Infrastructure Trust PLC	739,758	744,495
Renewables Infrastructure Group Ltd.	1,575,702	1,900,668
		14,916,045
TOTAL COMMON STOCKS (Cost $34,516,483)		35,943,275
REAL ESTATE INVESTMENT TRUSTS - 26.0%
Digital Infrastructure - 15.9%
American Tower Corp.	10,965	2,423,484
Crown Castle, Inc.	10,707	1,099,930
Digital Realty Trust, Inc.	10,872	1,895,316
Equinix, Inc.	3,238	2,575,732
		7,994,462
Diversified Infrastructure - 2.5%
Easterly Government Properties, Inc.	57,169	1,269,152

The accompanying notes are an integral part of these financial statements.

11

Cromwell Foresight Global Infrastructure Fund

Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Health Care - 7.6%
Assura PLC	1,233,478	$848,612
Healthpeak Properties, Inc.	96,018	1,681,275
Ventas, Inc.	20,047	1,265,968
		3,795,855
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,760,965)		13,059,469
TOTAL INVESTMENTS - 97.4% (Cost $47,277,448)		$49,002,744
Other Assets in Excess of Liabilities - 2.6%		1,301,065
TOTAL NET ASSETS - 100%		$50,303,809

Percentages are stated as a percent of net assets.

LP	-	Limited Partnership
PLC	-	Public Limited Company
SA	-	Sociedad Anónima
SpA	-	Societa per Azioni

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $4,373,603 or 8.7% of the Fund’s net assets.
(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

12

Cromwell Tran Focus Fund

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.1%
Broadline Retail - 5.8%
Amazon.com, Inc.(a)	7,458	$1,636,211
Capital Markets - 2.4%
LPL Financial Holdings, Inc.	1,810	678,696
Chemicals - 6.0%
Air Products and Chemicals, Inc.	2,900	817,974
The Sherwin-Williams Co.	2,582	886,555
		1,704,529
Construction Materials - 3.9%
Martin Marietta Materials, Inc.	2,001	1,098,469
Electrical Equipment - 4.9%
GE Vernova, Inc.	2,613	1,382,669
Health Care Providers & Services - 3.1%
Elevance Health, Inc.	1,540	598,998
Tenet Healthcare Corp.(a)	1,600	281,600
		880,598
Health Care Technology - 4.3%
Veeva Systems, Inc. - Class A(a)	4,200	1,209,516
Hotels, Restaurants & Leisure - 1.9%
Expedia Group, Inc.	3,283	553,776
Independent Power and Renewable Electricity Producers - 6.7%
Talen Energy Corp.(a)	6,589	1,915,883
Insurance - 2.6%
Markel Group, Inc.(a)	210	419,446
The Progressive Corp.	1,186	316,496
		735,942
Interactive Media & Services - 5.6%
Alphabet, Inc. - Class A	1,900	334,837
Meta Platforms, Inc. - Class A	1,687	1,245,158
		1,579,995
IT Services - 0.8%
Accenture PLC - Class A	755	225,662
Life Sciences Tools & Services - 4.9%
Danaher Corp.	7,027	1,388,114

The accompanying notes are an integral part of these financial statements.

13

Cromwell Tran Focus Fund

Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate Management & Development - 2.9%
CoStar Group, Inc.(a)	10,197	$819,839
Semiconductors & Semiconductor Equipment - 8.3%
Entegris, Inc.	7,076	570,680
NVIDIA Corp.	11,385	1,798,716
		2,369,396
Software - 22.7%
Fair Isaac Corp.(a)	313	572,151
Gitlab, Inc. - Class A(a)	15,736	709,851
Intuit, Inc.	1,633	1,286,200
Microsoft Corp.	3,014	1,499,194
Palo Alto Networks, Inc.(a)	7,148	1,462,767
Salesforce, Inc.	3,330	908,057
		6,438,220
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. - Class B	6,325	449,328
Trading Companies & Distributors - 4.6%
Ferguson Enterprises, Inc.	6,075	1,322,831
Wireless Telecommunication Services - 2.1%
T-Mobile US, Inc.	2,474	589,455
TOTAL INVESTMENTS - 95.1% (Cost $17,951,255)		$26,979,129
Other Assets in Excess of Liabilities - 4.9%		1,376,099
TOTAL NET ASSETS - 100%		$28,355,228

Percentages are stated as a percent of net assets.

PLC	-	Public Limited Company

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

14

Cromwell Greenspring Mid Cap Fund

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Aerospace & Defense - 1.1%
Cadre Holdings, Inc.	42,449	$1,352,001
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. - Class B	6,445	650,558
Banks - 5.4%
OceanFirst Financial Corp.	30,012	528,511
Primis Financial Corp.	224,096	2,431,442
Shore Bancshares, Inc.	124,014	1,949,500
WSFS Financial Corp.	31,930	1,756,150
		6,665,603
Beverages - 4.7%
Keurig Dr Pepper, Inc.	3,050	100,833
Primo Brands Corp.	189,582	5,615,419
		5,716,252
Broadline Retail - 0.6%
Amazon.com, Inc.(a)	3,167	694,808
Building Products - 6.3%
Advanced Drainage Systems, Inc.	11,925	1,369,706
Johnson Controls International PLC	59,997	6,336,883
		7,706,589
Chemicals - 4.5%
DuPont de Nemours, Inc.	47,262	3,241,701
Minerals Technologies, Inc.	30,438	1,676,221
The Sherwin-Williams Co.	1,629	559,333
		5,477,255
Commercial Services & Supplies - 9.0%
Republic Services, Inc.	44,639	11,008,424
Construction & Engineering - 16.2%
EMCOR Group, Inc.	22,551	12,062,304
MYR Group, Inc.(a)	42,441	7,700,920
		19,763,224
Consumer Staples Distribution & Retail - 1.5%
US Foods Holding Corp.(a)	24,486	1,885,667
Electric Utilities - 1.0%
NextEra Energy, Inc.	17,728	1,230,678

The accompanying notes are an integral part of these financial statements.

15

Cromwell Greenspring Mid Cap Fund

Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Electrical Equipment - 5.1%
Emerson Electric Co.	14,105	$1,880,620
NEXTracker, Inc. - Class A(a)	48,915	2,659,508
nVent Electric PLC	20,000	1,465,000
Shoals Technologies Group, Inc. - Class A(a)	50,737	215,632
		6,220,760
Electronic Equipment, Instruments & Components - 2.5%
Flex Ltd.(a)	61,989	3,094,491
Financial Services - 1.1%
Cannae Holdings, Inc.	30,599	637,989
Visa, Inc. - Class A	1,853	657,908
		1,295,897
Food Products - 0.5%
Darling Ingredients, Inc.(a)	16,353	620,433
Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	8,155	1,109,161
Medtronic PLC	14,330	1,249,146
STERIS PLC	598	143,652
Teleflex, Inc.	9,817	1,161,940
Zimmer Biomet Holdings, Inc.	18,641	1,700,246
		5,364,145
Hotels, Restaurants & Leisure - 0.8%
Wyndham Hotels & Resorts, Inc.	11,638	945,122
Insurance - 5.3%
Chubb Ltd.	4,232	1,226,095
W.R. Berkley Corp.	71,415	5,246,860
		6,472,955
Interactive Media & Services - 3.2%
Alphabet, Inc. - Class C	12,447	2,207,973
Ziff Davis, Inc.(a)	57,042	1,726,662
		3,934,635
IT Services - 2.4%
Akamai Technologies, Inc.(a)	12,931	1,031,377
Amdocs Ltd.	20,718	1,890,310
		2,921,687
Oil, Gas & Consumable Fuels - 2.7%
EOG Resources, Inc.	25,226	3,017,282
Phillips 66	2,813	335,591
		3,352,873

The accompanying notes are an integral part of these financial statements.

16

Cromwell Greenspring Mid Cap Fund

Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Personal Care Products - 1.8%
Kenvue, Inc.	107,776	$2,255,752
Professional Services - 8.4%
Alight, Inc. - Class A	402,799	2,279,842
KBR, Inc.	167,616	8,035,511
		10,315,353
Software - 1.6%
Blackbaud, Inc.(a)	22,213	1,426,296
Roper Technologies, Inc.	876	496,552
		1,922,848
Technology Hardware, Storage & Peripherals - 0.6%
Pure Storage, Inc. - Class A(a)	13,289	765,180
Textiles, Apparel & Luxury Goods - 1.5%
Levi Strauss & Co. - Class A	100,241	1,853,456
Trading Companies & Distributors - 1.5%
Rush Enterprises, Inc. - Class A	17,839	918,887
Rush Enterprises, Inc. - Class B	17,328	909,373
		1,828,260
Wireless Telecommunication Services - 1.7%
T-Mobile US, Inc.	8,863	2,111,698
TOTAL COMMON STOCKS (Cost $55,090,884)		117,426,604
REAL ESTATE INVESTMENT TRUSTS - 1.3%
Residential Real Estate Investment Trusts - 1.3%
American Homes 4 Rent - Class A	42,695	1,540,008
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,149,578)		1,540,008
TOTAL INVESTMENTS - 97.2% (Cost $56,240,462)		$118,966,612
Other Assets in Excess of Liabilities - 2.8%		3,408,277
TOTAL NET ASSETS - 100%		$122,374,889

Percentages are stated as a percent of net assets.
PLC	-	Public Limited Company

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

17

Cromwell Balanced Fund

Schedule of Investments

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 59.9%
Broadline Retail - 4.7%
Amazon.com, Inc.(a)	2,747	$602,664
Capital Markets - 2.2%
LPL Financial Holdings, Inc.	744	278,978
Chemicals - 3.0%
Air Products and Chemicals, Inc.	489	137,927
The Sherwin-Williams Co.	742	254,773
		392,700
Construction Materials - 2.0%
Martin Marietta Materials, Inc.	470	258,011
Electrical Equipment - 3.1%
GE Vernova, Inc.	757	400,567
Health Care Providers & Services - 2.0%
Elevance Health, Inc.	448	174,254
Tenet Healthcare Corp.(a)	500	88,000
		262,254
Health Care Technology - 1.8%
Veeva Systems, Inc. - Class A(a)	795	228,944
Hotels, Restaurants & Leisure - 1.3%
Expedia Group, Inc.	966	162,945
Independent Power and Renewable Electricity Producers - 4.3%
Talen Energy Corp.(a)	1,935	562,640
Insurance - 2.2%
Markel Group, Inc.(a)	61	121,839
The Progressive Corp.	621	165,720
		287,559
Interactive Media & Services - 4.4%
Alphabet, Inc. - Class A	521	91,816
Meta Platforms, Inc. - Class A	649	479,020
		570,836
IT Services - 0.5%
Accenture PLC - Class A	212	63,365
Life Sciences Tools & Services - 2.6%
Danaher Corp.	1,677	331,275

The accompanying notes are an integral part of these financial statements.

18

Cromwell Balanced Fund

Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate Management & Development - 1.8%
CoStar Group, Inc.(a)	2,886	$232,034
Semiconductors & Semiconductor Equipment - 4.7%
Entegris, Inc.	2,064	166,462
NVIDIA Corp.	2,786	440,160
		606,622
Software - 13.5%
Fair Isaac Corp.(a)	92	168,172
Gitlab, Inc. - Class A(a)	4,562	205,792
Intuit, Inc.	368	289,848
Microsoft Corp.	1,179	586,446
Palo Alto Networks, Inc.(a)	1,580	323,331
Salesforce, Inc.	649	176,976
		1,750,565
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. - Class B	1,868	132,703
Trading Companies & Distributors - 2.9%
Ferguson Enterprises, Inc.	1,721	374,748
Wireless Telecommunication Services - 1.9%
T-Mobile US, Inc.	1,034	246,361
TOTAL COMMON STOCKS (Cost $6,313,571)		7,745,771
	Par
U.S. TREASURY SECURITIES - 20.7%
United States Treasury Note/Bond
4.63%, 06/30/2026	$200,000	201,191
4.25%, 03/15/2027	450,000	453,480
4.25%, 02/28/2029	750,000	763,389
3.63%, 09/30/2031	400,000	393,406
4.00%, 02/15/2034	300,000	296,965
4.38%, 05/15/2034	200,000	203,180
4.25%, 05/15/2035	100,000	100,164
4.25%, 02/15/2054	300,000	273,750
TOTAL U.S. TREASURY SECURITIES (Cost $2,683,909)		2,685,525
CORPORATE BONDS - 13.1%
Banks - 2.6%
Bank of America Corp., 3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	100,000	91,539
Citigroup, Inc., 2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032	50,000	43,730
Goldman Sachs Group, Inc., 3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	50,000	49,212
JPMorgan Chase & Co., 5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030	50,000	51,927
Morgan Stanley, 5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	50,000	52,404

The accompanying notes are an integral part of these financial statements.

19

Cromwell Balanced Fund

Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
PNC Financial Services Group, Inc., 5.40% to 07/23/2034 then SOFR + 1.60%, 07/23/2035	$50,000	$50,935
		339,747
Beverages - 0.7%
Coca-Cola Co., 5.20%, 01/14/2055	50,000	47,905
Keurig Dr Pepper, Inc., 4.50%, 04/15/2052	50,000	41,224
		89,129
Biotechnology - 0.4%
Amgen, Inc., 4.20%, 03/01/2033	50,000	48,014
Computer and Computer Peripheral Equipment and Software Merchant Wholesalers - 0.4%
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030	50,000	50,390
Diversified Financial Services - 0.8%
Air Lease Corp., 1.88%, 08/15/2026	50,000	48,621
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	50,000	50,925
		99,546
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc., 3.40%, 03/22/2041	50,000	38,589
Electronic Computer Manufacturing - 0.4%
Dell International LLC/EMC Corp., 4.90%, 10/01/2026	50,000	50,237
Electronic Equipment, Instruments & Components - 0.4%
Keysight Technologies, Inc., 3.00%, 10/30/2029	50,000	47,056
Food Products - 0.2%
The J. M. Smucker Co., 6.20%, 11/15/2033	25,000	26,846
Healthcare-Services - 0.7%
Elevance Health, Inc., 5.65%, 06/15/2054	50,000	48,100
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	50,000	48,903
		97,003
Home Builders - 0.4%
Lennar Corp., 5.20%, 07/30/2030	50,000	50,961
Insurance - 1.2%
Arthur J Gallagher & Co., 5.15%, 02/15/2035	50,000	50,052
MetLife, Inc., 6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	50,000	51,434
Principal Financial Group, Inc., 5.38%, 03/15/2033	50,000	51,456
		152,942

The accompanying notes are an integral part of these financial statements.

20

Cromwell Balanced Fund

Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - (Continued)
Machinery - 1.1%
IDEX Corp., 4.95%, 09/01/2029	$50,000	$50,837
Nordson Corp., 4.50%, 12/15/2029	50,000	50,053
Xylem, Inc., 4.38%, 11/01/2046	50,000	41,108
		141,998
Media - 0.4%
Comcast Corp., 6.05%, 05/15/2055	50,000	51,090
Real Estate Investment Trusts - 1.1%
Agree LP, 5.60%, 06/15/2035	50,000	50,914
Brixmor Operating Partnership LP, 5.75%, 02/15/2035	25,000	25,704
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	20,000	20,493
Host Hotels & Resorts LP, 5.70%, 07/01/2034	50,000	50,347
		147,458
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc., 5.15%, 11/15/2031	25,000	25,729
Software - 1.1%
Fiserv, Inc., 3.50%, 07/01/2029	50,000	48,180
Oracle Corp., 5.50%, 09/27/2064	50,000	45,576
Paychex, Inc., 5.60%, 04/15/2035	50,000	51,707
		145,463
Specialty Retail - 0.3%
Lowe's Cos., Inc., 4.45%, 04/01/2062	50,000	38,841
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	50,000	49,762
TOTAL CORPORATE BONDS (Cost $1,681,469)		1,690,801
TOTAL INVESTMENTS - 93.7% (Cost $10,678,949)		$12,122,097
Other Assets in Excess of Liabilities - 6.3%		817,628
TOTAL NET ASSETS - 100%		$12,939,725

Percentages are stated as a percent of net assets.

CMT	-	Constant Maturity Treasury
LP	-	Limited Partnership
PLC	-	Public Limited Company
SOFR	-	Secured Overnight Financing Rate

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

21

CROMWELL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

as of June 30, 2025 (Unaudited)

	Cromwell CenterSquare Real Estate Fund	Cromwell Long Short Fund	Cromwell Foresight Global Infrastructure Fund
ASSETS
Investments in securities, at value*	$91,558,869	$88,446,240	$49,002,744
Foreign currency, at value**	—	—	777,310
Cash & cash equivalents	477,977	13,549,456	355,857
Dividends & interest receivable	336,001	208,873	270,659
Receivable for capital shares sold	93,321	278	—
Receivable for investment securities sold	91,397	—	15,953
Prepaid expenses & other assets	22,488	13,208	12,246
Total assets	92,580,053	102,218,055	50,434,769
LIABILITIES
Payable for capital shares redeemed	18,472	56,033	—
Securities sold short, at value ***	—	13,223,201	—
Payable for investment securities purchased	146,179	—	15,475
Payable to investment adviser	34,877	73,238	25,631
Payable for fund administration & accounting fees	50,971	50,711	32,778
Payable for compliance fees	247	247	2,893
Payable for custody fees	6,961	1,614	8,102
Payable for transfer agent fees & expenses	24,130	38,704	11,873
Accrued distribution and/or shareholder service fees	803,423	8,263	—
Payable for trustee fees	8,051	7,977	7,218
Dividends & interest on short positions	—	13,149	—
Payable for audit fees	7,368	7,369	8,704
Other accrued expenses & liabilities	11,335	11,734	18,286
Total Liabilities	1,112,014	13,492,240	130,960
NET ASSETS.	$91,468,039	$88,725,815	$50,303,809
Net Assets Consist of:
Paid-in Capital	$77,672,675	$402,095,739	$52,339,146
Total distributable earnings/(accumulated deficit).	13,795,364	(313,369,924)	(2,035,337)
Net Assets	$91,468,039	$88,725,815	$50,303,809
Investor Class:
Net Assets	$49,372,146	$40,846,843	—
Shares issued and outstanding(1)	4,335,379	1,677,896	—
Net asset value	$11.39	$24.34	—
Institutional Class:
Net Assets	$42,095,893	$47,878,972	$50,303,809
Shares issued and outstanding(1)	3,698,625	1,925,928	2,637,110
Net asset value	$11.38	$24.86	$19.08
*Cost of securities	73,079,428	77,766,442	47,277,448
** Cost of foreign currency	—	—	762,766
***Proceeds received on securities sold short	—	14,253,076	—

(1)	Unlimited number of shares authorized with no par value.

The accompanying notes are an integral part of these financial statements.

22

CROMWELL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

as of June 30, 2025 (Unaudited)

	Cromwell Tran Focus Fund	Cromwell Greenspring Mid Cap Fund	Cromell Balanced Fund
ASSETS
Investments in securities, at value*	$26,979,129	$118,966,612	$12,122,097
Cash & cash equivalents	1,456,650	3,512,597	812,854
Due from investment adviser	—	—	3,791
Dividends & interest receivable	13,190	90,436	58,538
Receivable for capital shares sold	—	35,901	—
Receivable for investment securities sold	—	262,491	—
Prepaid expenses & other assets	12,071	15,485	95
Total assets	28,461,040	122,883,522	12,997,375
LIABILITIES
Payable for capital shares redeemed	20,079	265,695	—
Payable for investment securities purchased	—	53,713	—
Payable to investment adviser	6,973	74,592	—
Payable for fund administration & accounting fees	27,552	53,454	21,210
Payable for compliance fees	5,270	247	7,406
Payable for custody fees	1,528	2,468	1,547
Payable for transfer agent fees & expenses	19,653	31,463	9,034
Accrued distribution and/or shareholder service fees	2,904	—	—
Payable for trustee fees	7,582	9,117	7,045
Payable for audit fees	7,369	7,220	7,220
Other accrued expenses & liabilities	6,902	10,664	4,188
Total Liabilities	105,812	508,633	57,650
NET ASSETS	$28,355,228	$122,374,889	$12,939,725
Net Assets Consist of:
Paid-in Capital	$14,775,926	$53,436,442	$11,680,818
Total distributable earnings/(accumulated deficit)	13,579,302	68,938,447	1,258,907
Net Assets	$28,355,228	$122,374,889	$12,939,725
Investor Class:
Net Assets	$14,529,681	—	—
Shares issued and outstanding(1)	1,969,677	—	—
Net asset value	$7.38	—	—
Institutional Class:
Net Assets	$13,825,547	$122,374,889	$12,939,725
Shares issued and outstanding(1)	1,680,762	4,691,623	564,545
Net asset value	$8.23	$26.08	$22.92
*Cost of securities	17,951,255	56,240,462	10,678,949

(1)	Unlimited number of shares authorized with no par value.

The accompanying notes are an integral part of these financial statements.

23

CROMWELL FUNDS

STATEMENTS OF OPERATIONS

For the period ended June 30, 2025 (Unaudited)

	Cromwell CenterSquare Real Estate Fund	Cromwell Long Short Fund	Cromwell Foresight Global Infrastructure Fund
INVESTMENT INCOME:
Dividend income	$1,820,056	$501,631	$1,124,848
Less: Foreign taxes witheld	—	(956)	(91,497)
Interest income	8,002	60,952	21,850
Securities lending income	—	157,021	—
Total investment income	1,828,058	718,648	1,055,201
EXPENSES:
Investment advisory fees (See Note 4)	292,514	610,150	193,201
Dividend expense on short position	—	85,054	—
Transfer agent fees & expenses (See Note 4)	23,144	82,389	11,868
Fund administration & accounting fees (See Note 4)	49,856	48,822	30,873
Federal & state registration fees	17,108	19,287	10,549
Trustee fees	16,795	15,495	11,039
Audit fees	7,369	7,368	8,704
Custody fees (See Note 4)	7,121	4,748	8,011
Other expenses	8,451	14,421	3,489
Legal fees	18,835	18,457	8,175
Postage & printing fees	8,513	8,996	1,806
Compliance fees (See Note 4)	13,768	12,329	8,949
Distribution and/or shareholder service fees(1) (See Note 5) Investor Class	50,510	49,917	—
Institutional Class	32,896	—	—
Total Expenses Before Reimbursement/Recoupment	546,880	977,433	296,664
Reimbursement from adviser (See Note 4)	(25,998)	(142,845)	(58,004)
Total Net Expenses	520,882	834,588	238,660
Net investment income (loss)	1,307,176	(115,940)	816,541
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	919,741	885,601	(1,295,860)
Securities sold short	—	(165,354)	—
Foreign currency transactions	—	—	(19,211)
	919,741	720,247	(1,315,071)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,067,050)	5,002,026	6,890,688
Securities sold short	—	872,538	—
Foreign currency translations	—	20,508	18,497
	(1,067,050)	5,895,072	6,909,185
Net realized and unrealized gain (loss)	(147,309)	6,615,319	5,594,114
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,159,867	$6,499,379	$6,410,655

(1)	Distribution fees is not applicable for Cromwell CenterSquare Real Estate Fund.

The accompanying notes are an integral part of these financial statements.

24

CROMWELL FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the period ended June 30, 2025 (Unaudited)

	Cromwell Tran Focus Fund	Cromwell Greenspring Mid Cap Fund	Cromell Balanced Fund
INVESTMENT INCOME:
Dividend income	$85,915	$806,539	$24,833
Less: Foreign taxes witheld	(1,041)	(15,546)	(269)
Interest income	8,743	71,765	110,116
Total investment income	93,617	862,758	134,680
EXPENSES:
Investment advisory fees (See Note 4)	115,014	445,425	51,904
Transfer agent fees & expenses (See Note 4)	27,595	63,301	15,131
Fund administration & accounting fees (See Note 4)	27,086	54,399	20,943
Federal & state registration fees	16,647	11,727	26,017
Trustee fees	9,655	19,037	7,844
Audit fees	7,369	7,220	7,220
Custody fees (See Note 4)	1,484	2,670	1,633
Other expenses	3,470	10,531	2,674
Legal fees	5,571	23,001	2,208
Postage & printing fees	2,625	5,204	1,332
Compliance fees (See Note 4)	8,949	16,721	8,949
Distribution and/or shareholder service fees (See Note 5) Investor Class	17,413	—	—
Total Expenses Before Reimbursement/Recoupment	242,878	659,236	145,855
Reimbursement from adviser (See Note 4)	(76,624)	—	(78,685)
Total Net Expenses	166,254	659,236	67,170
Net investment income (loss)	(72,637)	203,522	67,510
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	2,667,934	3,086,700	(138,201)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,056,451)	828,277	600,640
Net realized and unrealized gain (loss)	1,611,483	3,914,977	462,439
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,538,846	$4,118,499	$529,949

The accompanying notes are an integral part of these financial statements.

25

CROMWELL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Cromwell CenterSquare Real Estate Fund
	For the Period Ended June 30, 2025	For the Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$1,307,176	$2,226,272
Net realized gain (loss) on investments	919,741	3,117,353
Net realized gain (loss) on long term capital gain distributions	—	304,683
Net change in unrealized appreciation (depreciation) on investments	(1,067,050)	2,889,925
Net increase (decrease) in net assets resulting from operations	1,159,867	8,538,233
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	3,406,824	4,087,114
Proceeds from reinvestment of distributions	281,337	1,250,958
Payments for shares redeemed	(5,958,691)	(15,657,914)
Increase (decrease) in net assets resulting from Investor Class transactions	(2,270,530)	(10,319,842)
Institutional Class:
Proceeds from shares sold	976,361	9,188,246
Proceeds from reinvestment of distributions	257,090	1,501,866
Payments for shares redeemed	(7,146,138)	(32,577,832)
Increase (decrease) in net assets resulting from Institutional Class transactions	(5,912,687)	(21,887,720)
Net increase (decrease) in net assets resulting from capital share transactions	(8,183,217)	(32,207,562)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class:
From distributable earnings	(672,449)	(1,100,443)
Return of capital	—	(179,719)
Institutional Class:
From distributable earnings	(642,714)	(1,293,494)
Return of capital	—	(211,248)
Total distributions to shareholders	(1,315,163)	(2,784,904)
Total increase (decrease) in net assets	(8,338,513)	(26,454,233)
NET ASSETS:
Beginning of period	99,806,552	126,260,785
End of period	$91,468,039	$99,806,552

The accompanying notes are an integral part of these financial statements.

26

CROMWELL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cromwell Long Short Fund
	For the Period Ended June 30, 2025	For the Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$(115,940)	$803,189
Net realized gain (loss) on:
Investments	885,601	48,102,581
Securities sold short	(165,354)	(13,790,275)
Foreign currency transactions	—	(59,296)
Net change in unrealized appreciation (depreciation) on:
Investments	5,002,026	(37,714,221)
Securities sold short	872,538	9,055,159
Foreign currency translations	20,508	(10,095)
Net increase (decrease) in net assets resulting from operations	6,499,379	6,387,042
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	52,323	144,468
Proceeds from reinvestment of distributions	—	352,312
Payments for shares redeemed	(4,206,886)	(10,706,427)
Increase (decrease) in net assets resulting from Investor Class transactions	(4,154,563)	(10,209,647)
Institutional Class:
Proceeds from shares sold	863,486	3,076,637
Proceeds from reinvestment of distributions	—	563,061
Payments for shares redeemed	(5,859,380)	(44,249,820)
Increase (decrease) in net assets resulting from Institutional Class transactions	(4,995,894)	(40,610,122)
Net increase (decrease) in net assets resulting from capital share transactions	(9,150,457)	(50,819,769)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class:
From distributable earnings	—	(395,994)
Institutional Class:
From distributable earnings	—	(586,292)
Total distributions to shareholders	—	(982,286)
Total increase (decrease) in net assets	(2,651,078)	(45,415,013)
NET ASSETS:
Beginning of period	91,376,893	136,791,906
End of period	$88,725,815	$91,376,893

The accompanying notes are an integral part of these financial statements.

27

CROMWELL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cromwell Foresight Global Infrastructure Fund
	For the Period Ended June 30, 2025	For the Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$816,541	$1,195,927
Net realized gain (loss) on:
Investments	(1,295,860)	(898,433)
Foreign currency transactions	(19,211)	(26,930)
Net change in unrealized appreciation (depreciation) on:
Investments	6,890,688	(2,774,746)
Foreign currency translations	18,497	(44,973)
Net increase (decrease) in net assets resulting from operations	6,410,655	(2,549,155)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	10,000	1,179,023
Proceeds from reinvestment of distributions	—	1,018,321
Payments for shares redeemed	(7,097)	(1,186)
Net increase (decrease) in net assets resulting from capital share transactions	2,903	2,196,158
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
From distributable earnings	—	(1,406,804)
Return of capital	—	(40,400)
Total distributions to shareholders	—	(1,447,204)
Total increase (decrease) in net assets	6,413,558	(1,800,201)
NET ASSETS:
Beginning of period	43,890,251	45,690,452
End of period	$50,303,809	$43,890,251

The accompanying notes are an integral part of these financial statements.

28

CROMWELL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cromwell Tran Focus Fund
	For the Period Ended June 30, 2025	For the Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$(72,637)	$(125,491)
Net realized gain (loss) on investments	2,667,934	2,586,923
Net change in unrealized appreciation (depreciation) on investments	(1,056,451)	2,162,809
Net increase (decrease) in net assets resulting from operations	1,538,846	4,624,241
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	33,100	1,028,217
Proceeds from reinvestment of distributions	—	18,135
Payments for shares redeemed	(2,090,792)	(4,795,792)
Increase (decrease) in net assets resulting from Investor Class transactions	(2,057,692)	(3,749,440)
Institutional Class:
Proceeds from shares sold	227,303	924,718
Proceeds from reinvestment of distributions	—	16,668
Payments for shares redeemed	(1,037,158)	(3,509,918)
Increase (decrease) in net assets resulting from Institutional Class transactions	(809,855)	(2,568,532)
Net increase (decrease) in net assets resulting from capital share transactions	(2,867,547)	(6,317,972)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class:
From distributable earnings	—	(22,927)
Institutional Class:
From distributable earnings	—	(17,272)
Total distributions to shareholders	—	(40,199)
Total increase (decrease) in net assets	(1,328,701)	(1,733,930)
NET ASSETS:
Beginning of period	29,683,929	31,417,859
End of period	$28,355,228	$29,683,929

The accompanying notes are an integral part of these financial statements.

29

CROMWELL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cromwell Greenspring Mid Cap Fund
	For the Period Ended June 30, 2025	For the Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$203,522	$586,888
Net realized gain (loss) on investments	3,086,700	9,579,236
Net change in unrealized appreciation (depreciation) on investments	828,277	8,362,729
Net increase (decrease) in net assets resulting from operations	4,118,499	18,528,853
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	1,459,308	2,308,205
Proceeds from reinvestment of distributions	9	8,096,154
Payments for shares redeemed	(7,530,698)	(15,669,437)
Net increase (decrease) in net assets resulting from capital share transactions	(6,071,381)	(5,265,078)
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
From distributable earnings	—	(8,434,953)
Total distributions to shareholders	—	(8,434,953)
Total increase (decrease) in net assets	(1,952,882)	4,828,822
NET ASSETS:
Beginning of period	124,327,771	119,498,949
End of period	$122,374,889	$124,327,771

The accompanying notes are an integral part of these financial statements.

30

CROMWELL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cromwell Balanced Fund
	For the Period Ended June 30, 2025	For the Period Ended December 31, 2024(1)
OPERATIONS:
Net investment income (loss)	$67,510	$125,717
Net realized gain (loss) on investments	(138,201)	(81,124)
Net change in unrealized appreciation (depreciation) on investments	600,640	842,508
Net increase (decrease) in net assets resulting from operations	529,949	887,101
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	10,001	11,698,247
Proceeds from reinvestment of distributions	—	158,143
Payments for shares redeemed	(85,001)	(100,572)
Net increase (decrease) in net assets resulting from capital share transactions	(75,000)	11,755,818
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
From distributable earnings	—	(158,143)
Total distributions to shareholders	—	(158,143)
Total increase (decrease) in net assets	454,949	12,484,776
NET ASSETS:
Beginning of period	12,484,776	—
End of period	$12,939,725	$12,484,776

(1)	Since commencement of operations on January 2, 2024.

The accompanying notes are an integral part of these financial statements.

31

CROMWELL CENTERSQUARE REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INVESTOR CLASS(1)

		Year Ended December 31,
	Period Ended June 30, 2025	2024	2023	2022	2021		2020
PER SHARE DATA:
Net asset value, beginning of period	$11.39	$10.89	$9.97	$14.06	$10.51		$11.04
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.15	0.21	0.22	0.17	0.10		0.11
Net realized and unrealized gain (loss) on investments	0.00 (3)	0.56	0.91	(3.63)	4.00		(0.42)
Total from investment operations	0.15	0.77	1.13	(3.46)	4.10		(0.31)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.23)	(0.21)	(0.17)	(0.21)		(0.13)
Net realized gains	—	—	—	(0.46)	(0.34)		—
Return of capital	—	(0.04)	—	—	—		(0.09)
Total distributions	(0.15)	(0.27)	(0.21)	(0.63)	(0.55)		(0.22)
Net asset value, end of period	$11.39	$11.39	$10.89	$9.97	$14.06		$10.51
Total return(4)(5)	1.35%	7.19%	11.70%	(24.72)%	39.45%		(2.61)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$49,372	$51,753	$59,869	$69,987	$104,438		$90,167
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(6)(7)	1.15%	1.09%	1.12%	1.11%	1.12	%(8)	1.15%
After expense reimbursement/recoupment(6)(9)	1.12%	1.09%	1.12%	1.12%	1.12	%(8)	1.11%
Ratio of expenses excluding interest and tax expenses to average net assets:
Before expense reimbursement/recoupment(6)	1.15%	1.08%	1.12%	1.11%	1.12%		1.15%
After expense reimbursement/recoupment(6)	1.12%	1.08%	1.12%	1.12%	1.12%		1.11%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(6)	2.65%	1.92%	2.15%	1.46%	0.84%		1.07%
Portfolio turnover rate(4)	15%	35%	47%	57%	68%		131%

(1)	Prior to March 7, 2022, the Investor Class was known as Class N.
(2)	Calculated using the average shares outstanding method.
(3)	Amount is less than $0.005 per share.
(4)	Not annualized for periods less than one year.
(5)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(6)	Annualized for periods less than one year.
(7)	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2021, 0.01% for the fiscal year ended December 31, 2020.
(8)	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.
(9)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of these financial statements.

32

CROMWELL CENTERSQUARE REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INSTITUTIONAL CLASS(1)

		Year Ended December 31,
	Period Ended June 30, 2025	2024	2023	2022	2021		2020
PER SHARE DATA:
Net asset value, beginning of period	$11.38	$10.89	$9.96	$14.05	$10.51		$11.04
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.15	0.22	0.24	0.19	0.12		0.12
Net realized and unrealized gain (loss) on investments	0.01	0.55	0.91	(3.63)	3.98		(0.42)
Total from investment operations	0.16	0.77	1.15	(3.44)	4.10		(0.30)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.24)	(0.22)	(0.19)	(0.22)		(0.13)
Net realized gains	—	—	—	(0.46)	(0.34)		—
Return of capital	—	(0.04)	—	—	—		(0.10)
Total distributions	(0.16)	(0.28)	(0.22)	(0.65)	(0.56)		(0.23)
Net asset value, end of period	$11.38	$11.38	$10.89	$9.96	$14.05		$10.51
Total return(3)(4)	1.38%	7.20%	11.71%	(24.65)%	39.53%		(2.47)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$42,096	$48,054	$66,391	$63,915	$102,347		$50,587
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(5)(6)	1.09%	1.02%	1.03%	0.99%	1.00	%(7)	1.02%
After expense reimbursement/recoupment(5)(8)	1.02%	1.03%	1.02%	1.00%	1.00	%(7)	0.98%
Ratio of expenses excluding interest and tax expenses to average net assets:
Before expense reimbursement/recoupment(5)	1.09%	1.01%	1.03%	0.99%	1.00%		1.02%
After expense reimbursement/recoupment(5)	1.02%	1.02%	1.02%	1.00%	1.00%		0.98%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(5)	2.72%	1.96%	2.36%	1.56%	0.96%		1.19%
Portfolio turnover rate(3)	15%	35%	47%	57%	68%		131%

(1)	Prior to March 7, 2022, the Institutional Class was known as Class I.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Annualized for periods less than one year.
(6)	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2021, 0.01% for the fiscal year ended December 31, 2020.
(7)	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.
(8)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of these financial statements.

33

CROMWELL LONG SHORT FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INVESTOR CLASS(1)

		Year Ended December 31,
	Period Ended June 30, 2025	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$22.61	$21.59	$22.13	$21.62	$19.96	$16.65
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.05)	0.12	0.41	0.11	(0.02)	(0.16)
Net realized and unrealized gain (loss) on investments	1.78	1.11	(0.48)	0.50	1.68	3.47
Total from investment operations	1.73	1.23	(0.07)	0.61	1.66	3.31
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.21)	(0.47)	(0.10)	—	—
Total distributions	—	(0.21)	(0.47)	(0.10)	—	—
Net asset value, end of period	$24.34	$22.61	$21.59	$22.13	$21.62	$19.96
Total return(3)(4)	7.65%	5.71%	(0.34)%	2.81%	8.32%	19.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$40,847	$42,055	$50,106	$46,575	$47,709	$42,483
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(5)	2.38%	2.49%	2.60%	2.44%	2.58%	2.75%
After expense reimbursement/recoupment(5)	2.05%	2.11%	2.38%	2.25%	2.36%	2.47%
Ratio of expenses excluding interest and tax expenses to average net assets:
Before expense reimbursement/recoupment(5)	2.38%	2.18%	2.02%	1.99%	2.02%	2.08%
After expense reimbursement/ recoupment(5)	2.05%	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/ recoupment(5)(6)	(0.40)%	0.52%	1.89%	0.51%	(0.08)%	(0.95)%
Portfolio turnover rate(3)(7)	11%	108%	30%	40%	26%	12%

(1)	Prior to March 14, 2022, the Investor Class was known as Class A.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Annualized for periods less than one year.
(6)	The net investment income (loss) ratios include dividend and interest expense on short positions.
(7)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statements.

34

CROMWELL LONG SHORT FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INSTITUTIONAL CLASS(1)

		Year Ended December 31,
	Period Ended June 30, 2025	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$23.06	$22.02	$22.56	$22.03	$20.29	$16.88
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.02)	0.20	0.48	0.18	0.03	(0.12)
Net realized and unrealized gain (loss) on investments	1.82	1.12	(0.50)	0.50	1.71	3.53
Total from investment operations	1.80	1.32	(0.02)	0.68	1.74	3.41
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.28)	(0.52)	(0.15)	—	—
Total distributions	—	(0.28)	(0.52)	(0.15)	—	—
Net asset value, end of period	$24.86	$23.06	$22.02	$22.56	$22.03	$20.29
Total return(3)(4)	7.81%	5.97%	(0.10)%	3.10%	8.58%	20.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$47,879	$49,322	$86,686	$101,115	$90,440	$91,645
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(5)	2.13%	2.24%	2.35%	2.19%	2.33%	2.47%
After expense reimbursement/recoupment(5)	1.80%	1.88%	2.13%	2.00%	2.11%	2.20%
Ratio of expenses excluding interest and tax expenses to average net assets:
Before expense reimbursement/recoupment(5)	2.13%	1.91%	1.77%	1.74%	1.78%	1.83%
After expense reimbursement/recoupment(5)	1.80%	1.55%	1.55%	1.55%	1.56%	1.56%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(5)(6)	(0.15)%	0.87%	2.14%	0.81%	0.13%	(0.71)%
Portfolio turnover rate(3)(7)	11%	108%	30%	40%	26%	12%

(1)	Prior to March 14, 2022, the Institutional Class was known as Class I.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Annualized for periods less than one year.
(6)	The net investment income (loss) ratios include dividend and interest expense on short positions.
(7)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statements.

35

CROMWELL FORESIGHT GLOBAL INFRASTRUCTURE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INSTITUTIONAL CLASS

	Period Ended June 30, 2025	Year Ended December 31, 2024	Period Ended December 31, 2023(1)
PER SHARE DATA:
Net asset value, beginning of period	$16.64	$18.21	$20.00
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.31	0.47	0.44
Net realized and unrealized gain (loss) on investments	2.13	(1.48)	(1.77)
Total from investment operations	2.44	(1.01)	(1.33)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.54)	(0.46)
Return of capital	—	(0.02)	—
Total distributions	—	(0.56)	(0.46)
Net asset value, end of period	$19.08	$16.64	$18.21
Total return(3)(4)	14.66%	(5.55)%	(6.65)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$50,304	$43,890	$45,690
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(5)	1.31%	1.29%	1.37%
After expense reimbursement/recoupment(5)	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(5)	3.59%	2.63%	2.66%
Portfolio turnover rate(3)	17%	24%	20%

(1)	Since commencement of operations on January 31, 2023.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

36

CROMWELL TRAN FOCUS FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INVESTOR CLASS(1)

				Year Ended April 30,
	Period Ended June 30, 2025	Year Ended December 31, 2024	Period Ended December 31, 2023(2)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$6.96	$6.06	$4.95	$6.51	$9.39	$6.74
INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.02)	(0.03)	(0.01)	(0.02)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	0.44	0.94	1.12	(0.94)	(0.92)	3.85
Total from investment operations	0.42	0.91	1.11	(0.96)	(0.99)	3.81
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(1.89)	(1.16)
Net realized gains	—	(0.01)	—	(0.60)	—	—
Return of capital	—	—	—	— (4)	—	—
Total distributions	—	(0.01)	—	(0.60)	(1.89)	(1.16)
Net asset value, end of period	$7.38	$6.96	$6.06	$4.95	$6.51	$9.39
Total return(5)(6)	6.03%	15.00%	22.42%	(14.76)%	(15.09)%	60.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$14,530	$15,789	$17,028	$16,855	$21,825	$33,768
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(7)	1.92%	1.88%	1.87%	1.96%	1.78%	1.82%
After expense reimbursement/recoupment(7)	1.35%	1.18%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(7)	(0.66)%	(0.50)%	(0.40)%	(0.45)%	(0.84)%	(0.56)%
Portfolio turnover rate(5)	30%	37%	49%	49%	38%	66%

(1)	Prior to August 8, 2022, the Investor Class was known as Class A.
(2)	For the period May 1, 2023 through December 31, 2023. On November 1, 2023 the Tran Balanced Fund changed its fiscal year end from April 30 to December 31.
(3)	Calculated using the average shares outstanding method.
(4)	Amount is less than $0.005 per share.
(5)	Not annualized for periods less than one year.
(6)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower. Total return does not reflect the impact of the maximum front—end sales load of 5.00% in effect prior to August 8, 2022. If reflected, the return would be lower.

(7)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

37

CROMWELL TRAN FOCUS FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INSTITUTIONAL CLASS(1)

				Year Ended April 30,
	Period Ended June 30, 2025	Year Ended December 31, 2024	Period Ended December 31, 2023(2)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$7.76	$6.73	$5.49	$7.13	$10.09	$7.16
INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.02)	(0.02)	(0.01)	(0.01)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments	0.49	1.06	1.25	(1.03)	(1.01)	4.12
Total from investment operations	0.47	1.04	1.24	(1.04)	(1.07)	4.09
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(1.89)	(1.16)
Net realized gains	—	(0.01)	—	(0.60)	—	—
Return of capital	—	—	—	— (4)	—	—
Total distributions	—	(0.01)	—	(0.60)	(1.89)	(1.16)
Net asset value, end of period	$8.23	$7.76	$6.73	$5.49	$7.13	$10.09
Total return(5)(6)	6.06%	15.44%	22.59%	(14.59)%	(14.80)%	60.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$13,826	$13,895	$14,390	$17,248	$26,178	$28,590
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(7)	1.67%	1.63%	1.62%	1.71%	1.54%	1.58%
After expense reimbursement/recoupment(7)	1.10%	0.93%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(7)	(0.41)%	(0.25)%	(0.14)%	(0.20)%	(0.59)%	(0.31)%
Portfolio turnover rate(5)	30%	37%	42%	49%	38%	66%

(1)	Prior to August 8, 2022, the Institutional Class was known as Class I.
(2)	For the period May 1, 2023 through December 31, 2023. On November 1, 2023 the Tran Balanced Fund changed its fiscal year end from April 30 to December 31.
(3)	Calculated using the average shares outstanding method.
(4)	Amount is less than $0.005 per share.
(5)	Not annualized for periods less than one year.
(6)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower.

(7)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

38

CROMWELL GREENSPRING MID CAP FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INSTITUTIONAL CLASS(1)

		Year Ended December 31,
	Period Ended June 30, 2025	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$25.18	$23.16	$22.19	$26.27	$22.36	$22.13
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.04	0.12	0.19	0.26	0.10	0.30
Net realized and unrealized gain (loss) on investments	0.86	3.70	2.36	(2.55)	5.83	0.47
Total from investment operations	0.90	3.82	2.55	(2.29)	5.93	0.77
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.11)	(0.21)	(0.28)	(0.11)	(0.33)
Net realized gains	—	(1.69)	(1.37)	(1.51)	(1.91)	(0.21)
Total distributions	—	(1.80)	(1.58)	(1.79)	(2.02)	(0.54)
Net asset value, end of period	$26.08	$25.18	$23.16	$22.19	$26.27	$22.36
Total return(3)(4)	3.57%	16.08%	11.95%	(8.67)%	26.83%	3.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$122,375	$124,328	$119,499	$135,900	$172,800	$138,700
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(5)	1.11%	1.04%	1.14%	1.09%	1.07%	1.12%
After expense reimbursement/recoupment(5)	1.11%	1.04%	1.14%	1.09%	1.07%	1.12%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(5)	0.34%	0.47%	0.86%	1.06%	0.40%	1.45%
Portfolio turnover rate(3)	2%	11%	18%	11%	29%	31%

(1)	Prior to August 14, 2023, the Fund consisted of one class.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

39

CROMWELL BALANCED FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INSTITUTIONAL CLASS

	Period Ended June 30, 2025	Period Ended December 31, 2024(1)
PER SHARE DATA:
Net asset value, beginning of period	$21.99	$20.00
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.12	0.27
Net realized and unrealized gain (loss) on investments	0.81	2.00
Total from investment operations	0.93	2.27
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.22)
Net realized gains	—	(0.06)
Total distributions	—	(0.28)
Net asset value, end of period	$22.92	$21.99
Total return(3)(4)	4.23%	11.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$12,940	$12,485
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(5)	2.39%	2.74%
After expense reimbursement/recoupment(5)	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(5)	1.11%	1.22%
Portfolio turnover rate(3)	28%	35%

(1)	Since commencement of operations on January 2, 2024.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

40

CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

1. ORGANIZATION

Total Fund Solution (the “Trust”) was organized as a Delaware statutory trust on July 29, 2021. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Cromwell CenterSquare Real Estate Fund (“CenterSquare Real Estate Fund”), Cromwell Long Short Fund (“Long Short Fund”) (formerly Cromwell Marketfield L/S Fund), Cromwell Foresight Global Infrastructure Fund (“Foresight Global Infrastructure Fund”) (formerly Cromwell Foresight Global Sustainable Infrastructure Fund), Cromwell Tran Focus Fund (“Tran Focus Fund”) (formerly Cromwell Tran Sustainable Focus Fund), Cromwell Greenspring Mid Cap Fund (“Greenspring Mid Cap Fund”), and Cromwell Balanced Fund (“Balanced Fund”) (formerly Cromwell Sustainable Balanced Fund) (each a “Fund” and collectively, the “Funds”) are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The CenterSquare Real Estate Fund is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve a combination of income and long-term capital appreciation. The Fund offers two different share classes - Investor Class (previously known as Class N, prior to March 7, 2022), which commenced operations on December 31, 1997, and Institutional Class (previously known as Class I, prior to March 7, 2022), which commenced operations on February 24, 2017. On February 28, 2023, the Fund converted Class Z shares into Institutional Class shares and closed the Class Z shares of the Fund. Each class of shares has identical rights and privileges except with respect to shareholder servicing fees, and voting rights on matters affecting a single share class. Institutional Class shares are subject to a maximum 0.15% shareholder servicing fee. Investor Class shares are subject to a maximum 0.25% shareholder servicing fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.

The Long Short Fund is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is capital appreciation. The Fund offers two different share classes - Investor Class (previously known as Class A, prior to March 14, 2022), which commenced operations on October 5, 2012, and Institutional Class (previously known as Class I, prior to March 14, 2022), which commenced operations on July 31, 2007. On November 17, 2023, the Fund converted Class C shares into Investor Class shares and closed the Class C shares of the Fund. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a maximum 0.25% Rule 12b-1 distribution and shareholder servicing fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.

The Foresight Global Infrastructure Fund is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve capital appreciation. The Fund offers two different share classes - Investor Class, which has yet to commence operations and Institutional Class, which commenced operations on January 31, 2023. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a maximum 0.25% Rule 12b-1 distribution and shareholder servicing fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.

The Tran Focus Fund is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve principal preservation and long-term capital appreciation. The Fund offers two different share classes - Investor Class (previously known as Class A, prior to August 8, 2022) and Institutional Class (previously known as Class I, prior to August 8, 2022), each of which commenced operations on September 6, 2007. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a 0.25% 12b-1 fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.

The Greenspring Mid Cap Fund is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund offers two different share classes - Investor Class, which has yet to commence operations and Institutional Class, which commenced operations on July 1, 1983. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a 0.25% 12b-1 fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.

The Balanced Fund is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve total return, consisting of current income and long-term capital appreciation. The Fund offers two different share classes - Investor Class, which has yet to commence operations and Institutional Class, which commenced operations on January 2, 2024. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a maximum 0.25% Rule 12b-1 distribution and shareholder servicing fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.

41

CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended June 30, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended June 30, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the period ended June 30, 2025, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended December 31, 2021.

Security Transactions, Investment Income and Distributions - The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Distributions received from investments in real estate investment trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The distributions received from REITs that have been classified as income and capital gains are included in dividend income and net realized gain (loss) on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Short Sales - A short sale is the sale by a Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, a Fund will realize a loss. The risk on a short sale is unlimited because a Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. A Fund would also incur increased transaction costs associated with selling securities short. In addition, a Fund segregates liquid securities at least equal to the fair value of the securities sold short (not including the proceeds from the short sales). Cash deposits by a Fund are presented as deposits at broker on the Statements of Assets and Liabilities and may exceed federally insured limits.

42

CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminated the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Long Short Fund has adopted a Full Derivatives Fund Program and the Adviser has nominated a Derivatives Risk Manager.

Allocation of Income, Expenses and Gains/Losses - Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.15% of Institutional Class shares and 0.25% of Investor Class shares for the CenterSquare Real Estate Fund and 12b-1 fees are expensed at annual rate of 0.25% of Investor Class shares of the Long Short Fund and the Tran Focus Fund (See Note 5). Trust expenses are typically allocated evenly among the Funds of the Trust, or by other equitable means.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1	-	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2	-	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	-	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.

Equity Securities - Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated.

Corporate Bonds - Corporate bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Pricing services generally provide pricing for fixed income securities based on round lot prices which may be higher than that for odd lots. Any odd lots held by the Funds during the period ended June 30, 2025 were valued using round lot pricing. Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.

U.S. Government & Agency Securities - U.S. government & agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government and agency securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

43

CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

Derivative Instruments - Listed derivatives, including rights and warrants that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange traded options that are valued at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded are categorized in Level 2 of the fair value hierarchy.

There were no derivative instruments within the Statements of Assets and Liabilities as of June 30, 2025.

Short-Term Vehicles - Investments in other mutual funds, including money market funds, are valued at their NAV per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent money market funds are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued at fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables are a summary of the inputs used to value each Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3		Total
CenterSquare Real Estate Fund
Real Estate Investment Trusts	$91,558,869	$—		$—	$91,558,869
Total Investments in Securities	$91,558,869	$—		$—	$91,558,869
Long Short Fund
Assets:
Common Stocks	$88,446,240	$—	$	—(1)	$88,446,240
Exchange Traded Funds	—	—		—(1)	—
Total Investments in Securities	$88,446,240	$—		$—	$88,446,240
Liabilities:
Securities Sold Short
Common Stocks	$12,651,393	$—		$—	$12,651,393
Real Estate Investment Trusts	571,808	—		—	571,808
Total Liabilities:	$13,223,201	$—		$—	$13,223,201
Foresight Global Infrastructure Fund
Common Stocks	$12,592,933	$23,350,342		$—	$35,943,275
Real Estate Investment Trusts	12,210,857	848,612		—	13,059,469
Total Investments in Securities	$24,803,790	$24,198,954		$—	$49,002,744
Tran Focus Fund
Common Stocks	$26,979,129	$—		$—	$26,979,129
Total Investments in Securities	$26,979,129	$—		$—	$26,979,129
Greenspring Mid Cap Fund
Common Stocks	$117,426,604	$—		$—	$117,426,604
Real Estate Investment Trusts	1,540,008	—		—	1,540,008
Total Investments in Securities	$118,966,612	$—		$—	$118,966,612
44

CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

	Level 1	Level 2	Level 3	Total
Balanced Fund
Common Stocks	$7,745,771	$—	$—	$7,745,771
U.S. Treasury Securities	—	2,685,525	—	2,685,525
Corporate Bonds	—	1,690,801	—	1,690,801
Total Investments in Securities	$7,745,771	$4,376,326	$—	$12,122,097

(1)	For the period ended June 30, 2025, all Level 3 securities held by the Long Short Fund were valued at $0.

The Level 3 investments as of June 30, 2025, represented 0.00% of the Long Short Fund’s net assets. Refer to the Schedules of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Cromwell Investment Advisors, LLC (the “Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
CenterSquare Real Estate Fund	0.60%
Long Short Fund	1.40%
Foresight Global Infrastructure Fund	0.85%
Tran Focus Fund	0.85%
Greenspring Mid Cap Fund	0.75%
Balanced Fund	0.85%

The Adviser has engaged CenterSquare Investment Management LLC (“CenterSquare”) as the sub-adviser of the CenterSquare Real Estate Fund, Mutual of America Capital Management, LLC (“MoA”) as the sub-adviser of the Long Short Fund, Foresight Group LLP (“Foresight”) as the sub-adviser of the Foresight Global Infrastructure Fund, Tran Capital Management (“Tran”) as the sub-adviser of the Tran Focus Fund, Corbyn Investment Management, Inc. (“Corbyn”) as the sub-adviser of the Greenspring Mid Cap Fund and Tran and Aristotle Pacific Capital, LLC (“Aristotle”) as the sub-advisers of the Balanced Fund. Subject to the supervision of the Adviser, each Sub-Adviser is primarily responsible for the day-to-day management of the respective Fund’s portfolio, including purchase, retention and sale of securities. Fees associated with these services are paid to each Sub-Adviser by the Adviser.

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding any contingent deferred sales loads, acquired fund fees and expenses, brokerage commissions, leverage interest, interest expense, taxes, dividends or interest expense on short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund
CenterSquare Real Estate Fund - Investor Class	1.12%
CenterSquare Real Estate Fund - Institutional Class	1.02%
Long Short Fund - Investor Class	1.95%*
Long Short Fund - Institutional Class	1.70%*
Foresight Global Infrastructure Fund - Institutional Class	1.05%
Tran Focus Fund - Investor Class	1.35%**
Tran Focus Fund - Institutional Class	1.10%**
Greenspring Mid Cap Fund - Institutional Class	1.21%
Balanced Fund - Institutional Class	1.10%

*	As of May 1st, the Long Short Fund changed its expense caps for the Investor and Institutional classes, from 1.80% and 1.55%, respectively.
**	As of September 1st, the Tran Focus Fund changed its expense caps for the Investor and Institutional classes, from 1.10% and 0.85%, respectively.
45

CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement is indefinite in term, but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Fund	July- December 2025	January- December 2026	January- December 2027	January- June 2028
CenterSquare Real Estate Fund	$—	$—	$—	$25,998
Long Short Fund	132,856	329,517	409,616	142,845
Foresight Global Infrastructure Fund	—	131,437	108,846	58,004
Tran Focus Fund	118,874	286,504	223,951	76,624
Greenspring Mid Cap Fund	—	—	—	—
Balanced Fund	—	—	169,015	78,685

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, served as the Funds’ Administrator, Transfer Agent, and Fund Accountant from January 1 through January 31, 2025. U.S. Bank N.A. served as the Custodian to the Funds from January 1 through January 31, 2025. During this period from January 1 through January 31, the U.S. Bank N.A. serving as the Custodian was an affiliate of the Administrator doing business as U.S. Bank Global Fund Services. The Administrator performed various administrative and accounting services for the Funds. The Administrator prepared various federal and state regulatory filings, reports and returns for the Funds; prepared reports and materials to be supplied to the Trustees; monitored the activities of the Custodian; coordinated the payment of the Funds’ expenses and reviewed the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and fund accounting, transfer agency, and custody for the period from January 1 through January 31, 2025, are disclosed in the Statements of Operations.

Effective February 3, 2025, the Funds changed service providers. The Bank of New York (the “Administrator”) became the Funds’ Administrator, Transfer Agent, and Fund Accountant. Also, effective February 3, 2025, BNY Investment Servicing (US) Inc. (the “Transfer Agent”) became the Funds’ Transfer Agent. The Administrator is an affiliate of the Custodian. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and fund accounting, transfer agency, custody and compliance services for the period ending June 30, 2025, are disclosed in the Statements of Operations.

5. DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Long Short Fund and Tran Focus Fund have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Investor Class. The Plan permits the Long Short Fund and Tran Focus Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Expenses incurred pursuant to the Plan by the Investor Class of the Long Short Fund and Tran Focus Fund for the period ended June 30, 2025, are disclosed in the Statements of Operations.

The CenterSquare Real Estate Fund has entered into a shareholder servicing agreement (the “Agreement”) with the `Adviser, under which the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of the Institutional Class and 0.25% of the average daily net assets Investor Class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the CenterSquare Real Estate Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Fund may reasonably request. Shareholder servicing fees incurred by the Fund for the period ended June 30, 2025, are disclosed in the Statements of Operations.

46

CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	CenterSquare Real Estate Fund		Long Short Fund
	Period Ended June 30, 2025	Year Ended December 31, 2024	Period Ended June 30, 2025	Year Ended December 31, 2024
Investor Class:
Shares sold	296,171	368,689	2,388	6,567
Shares issued in reinvestment of distributions	24,592	112,895	—	15,452
Shares redeemed	(529,317)	(1,432,991)	(184,470)	(483,214)
Net Increase (decrease)	(208,554)	(951,407)	(182,082)	(461,195)
Institutional Class:
Shares sold	85,396	853,389	37,875	137,131
Shares issued in reinvestment of distributions	22,473	137,048	—	24,207
Shares redeemed	(631,678)	(2,864,322)	(250,654)	(1,959,769)
Net Increase (decrease)	(523,809)	(1,873,885)	(212,779)	(1,798,431)
Net increase (decrease) in capital shares	(732,363)	(2,825,292)	(394,861)	(2,259,626)

	Foresight Global Infrastructure Fund		Tran Focus Fund
	Period Ended June 30, 2025	Year Ended December 31, 2024	Period Ended June 30, 2025	Year Ended December 31, 2024
Investor Class:
Shares sold	—	—	5,032	165,815
Shares issued in reinvestment of distributions	—	—	—	2,421
Shares redeemed	—	—	(302,493)	(712,663)
Net Increase (decrease)	—	—	(297,461)	(544,427)
Institutional Class:
Shares sold	534	66,482	29,759	128,023
Shares issued in reinvestment of distributions	—	60,904	—	1,999
Shares redeemed	(435)	(71)	(140,541)	(477,472)
Net Increase (decrease)	99	127,315	(110,782)	(347,450)
Net increase (decrease) in capital shares	99	127,315	(408,243)	(891,877)

	Greenspring Mid Cap Fund		Balanced Fund
	Period Ended June 30, 2025	Year Ended December 31, 2024	Period Ended June 30, 2025	Period Ended December 31, 2024(1)
Institutional Class:
Shares sold	63,399	90,583	447	565,367
Shares issued in reinvestment of distributions	—	303,866	—	7,064
Shares redeemed	(309,337)	(617,602)	(3,773)	(4,560)
Net Increase (decrease)	(245,938)	(223,153)	(3,326)	567,871
Net increase (decrease) in capital shares	(245,938)	(223,153)	(3,326)	567,871

(1)	Since commencement of operations on January 2, 2024.
47

CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

7. INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by Fund for the period ended June 30, 2025, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
CenterSquare Real Estate Fund	$—	$—	$14,322,264	$21,353,399
Long Short Fund	—	—	9,061,502	16,537,546
Foresight Global Infrastructure Fund	—	—	8,131,125	7,417,332
Tran Focus Fund	—	—	8,208,010	12,368,180
Greenspring Mid Cap Fund	—	—	2,292,784	9,951,751
Balanced Fund	351,652	668,920	2,973,962	2,918,713

8. FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2024, were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation (Depreciation)	Federal Income Tax Cost
CenterSquare Real Estate Fund	$22,262,615	$(5,246,128)	$17,016,487	$81,867,072
Long Short Fund	12,757,199	(6,937,331)	5,819,868	70,545,686
Foresight Global Infrastructure Fund	2,211,208	(8,359,987)	(6,148,779)	48,843,135
Tran Focus Fund	10,194,257	(138,710)	10,055,547	19,472,270
Greenspring Mid Cap Fund	64,392,297	(2,556,126)	61,836,171	60,882,625
Balanced Fund	1,132,250	(293,261)	838,989	11,079,756

The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses, mark- to-market on passive foreign investment companies and partnerships basis adjustments.

At December 31, 2024, the components of distributable earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Gains (Losses)	Net Unrealized Appreciation (Depreciation)	Total Distributable Earnings
CenterSquare Real Estate Fund	$—	$—	$(3,065,827)	$17,016,487	$13,950,660
Long Short Fund	22,336	—	(325,711,507)	5,819,868	(319,869,303)
Foresight Global Infrastructure Fund	—	—	(2,297,213)	(6,148,779)	(8,445,992)
Tran Focus Fund	—	1,984,909	—	10,055,547	12,040,456
Greenspring Mid Cap Fund	107,388	2,876,389	—	61,836,171	64,819,948
Balanced Fund	355	—	(110,386)	838,989	728,958
48

CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

As of December 31, 2024, the Funds long-term and short-term capital losses were as follows:

Fund	Long-Term Capital Losses	Short-Term Capital Losses
CenterSquare Real Estate Fund	$3,065,827	$—
Long Short Fund	—	325,711,507
Foresight Global Infrastructure Fund	727,351	1,471,621
Tran Focus Fund	—	—
Greenspring Mid Cap Fund	—	—
Balanced Fund	—	—

The Funds capital losses which will be carried forward indefinitely to offset future realized capital gains.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2024, the Balanced Fund deferred $110,386 of post-October losses and the Foresight Global Infrastructure Fund deferred late-year losses of $98,241.

The tax character of distributions paid during the last two fiscal years, were as follows:

Fund	Ordinary Income(1)	Long-Term Capital Gains	Return of Capital	Total
CenterSquare Real Estate Fund
12/31/2024	$2,393,937	$—	$390,967	$2,784,904
12/31/2023	2,702,156	—	—	2,702,156
Long Short Fund
12/31/2024	982,286	—	—	982,286
12/31/2023	3,141,532	—	—	3,141,532
Foresight Global Infrastructure Fund
12/31/2024	1,406,804	—	40,400	1,447,204
12/31/2023	1,158,583	—	—	1,158,583
Tran Focus Fund
12/31/2024	—	40,199	—	40,199
12/31/2023	—	—	—	—
4/30/2023(2)	—	4,058,988	61	4,059,049
Greenspring Mid Cap Fund
12/31/2024	542,110	7,892,843	—	8,434,953
12/31/2023	1,078,101	6,820,380	—	7,898,481
Balanced Fund
12/31/2024	158,143	—	—	158,143

(1)	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
(2)	On November 1, 2023 the Tran Focus Fund changed its fiscal year end from April 30 to December 31.
49

CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2024, the Funds made the following permanent book-to-tax reclassifications primarily attributable to non-deductible excise tax expense and net operating losses:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid-in Capital
CenterSquare Real Estate Fund	$7,414	$(7,414)
Long Short Fund	—	—
Foresight Global Infrastructure Fund	(3,081)	3,081
Tran Focus Fund	125,491	(125,491)
Greenspring Mid Cap Fund	—	—
Balanced Fund	—	—

9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, National Financial Services, for the benefit of its customers, owned 42.72% of the CenterSquare Real Estate Fund, Blackmead Infrastructure Limited, for the benefit of its customers, owned 98.78% of the Foresight Global Infrastructure Fund, and National Financial Services and Charles Schwab & Company, for the benefit of their customers, owned 45.98% and 49.74%, respectively, of the Balanced Fund.

10. CREDIT AGREEMENT

No Funds utilized the line of credit during 2025, until the line of credit terminated effective February 3, 2025, when the Adviser converted Fund Accounting services to the Bank of New York.

11. NEW ACCOUNTING PRONOUNCEMENT

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

12. SUBSEQUENT EVENT

Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

50

CROMWELL FUNDS

ADDITIONAL INFORMATION

June 30, 2025 (Unaudited)

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-855-625-7333.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-625-7333. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-855-625-7333, or (2) on the SEC’s website at www.sec.gov.

TAX INFORMATION

For the year ended December 31, 2024, the % of ordinary income distribution designated by the Funds as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 was as follows:

Fund
CenterSquare Real Estate Fund	7.22%
Long Short Fund	97.97%
Foresight Global Infrastructure Fund	66.24%
Tran Focus Fund	0.00%
Greenspring Mid Cap Fund	100.00%
Balanced Fund	23.16%

For the year ended December 31, 2024 , the % of dividends paid from net ordinary income that qualified for the dividends received deduction available to corporate shareholders was as follows:

Fund
CenterSquare Real Estate Fund	3.21%
Long Short Fund	95.91%
Foresight Global Infrastructure Fund	7.81%
Tran Focus Fund	0.00%
Greenspring Mid Cap Fund	100.00%
Balanced Fund	18.22%

For the year ended December 31, 2024 , the % of taxable ordinary income distributions designated by the Funds as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) was as follows:

Fund
CenterSquare Real Estate Fund	0.00%
Long Short Fund	0.00%
Foresight Global Infrastructure Fund	0.00%
Tran Focus Fund	0.00%
Greenspring Mid Cap Fund	0.00%
Balanced Fund	20.73%

For the year ended December 31, 2024, the Foresight Global Infrastructure Fund earned $1,288,577 in foreign source income and paid $75,209 in foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There were no changes in or disagreements with accountants during the period covered by this report.

PROXY DISCLOSURE

There were no matters submitted to a vote of shareholders during the period covered by this report.

51

CROMWELL FUNDS

ADDITIONAL INFORMATION (Continued)

June 30, 2025 (Unaudited)

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

52

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53

INVESTMENT ADVISER Cromwell Investment Advisors, LLC 810 Gleneagles Court, Suite 106 Baltimore, MD 21286

SUB-ADVISERS CenterSquare Investment Management LLC 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462	Tran Capital Management L.P. 1000 Fourth Street, Suite 800 San Rafael, CA 94901

Mutual of America Capital Management LLC 320 Park Avenue New York, NY 10022	Corbyn Investment Management, Inc. 2330 West Joppa Road, Suite 108 Lutherville, MD 21093

Foresight Group LLP The Shard, 32 London Bridge Street London SEl 9SG, United Kingdom	Aristotle Pacific Capital, LLC 840 Newport Center Drive, 7th Floor Newport Beach, CA 92660

DISTRIBUTOR Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

CUSTODIAN The Bank of New York 240 Greenwich Street New York, NY 10286

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT The Bank of New York 240 Greenwich Street New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103

LEGAL COUNSEL Alston & Bird LLP 950 F St. NW Washington, DC 20004

This report must be accompanied or preceded by a prospectus.

The Funds ' Statement of Additional Information contains additional information about the Funds' trustees and is available without charge upon request by calling 1-855-625-7333.

54

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedure by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Not applicable for semi-annual reports.

(a)(3)	A separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906 CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Total Fund Solution

/s/ Stephen E. Baird
Stephen E. Baird
President, Principal Executive Officer

Date:	August 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Stephen E. Baird
Stephen E. Baird
President, Principal Executive Officer

Date:	August 28, 2025

/s/ Brian C. Nelson
Brian C. Nelson
Treasurer, Principal Financial Officer

Date:	August 28, 2025